Reconciliation of Liabilities Arising from Financing Activities - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Letters of credit	$ 2,377	$ 4,114
Bonds	10,276,475	9,474,791
Obligations with foreign banks	1,049,156	513,405
Obligations with the Central Bank of Chile	4,348,521	4,348,460
Other financial obligations	344,030	250,005
Dividends paid	(539,827)
Dividend payment and/or withdrawals of paid-in capital in respect of the subsidiaries corresponding to the non-controlling interest	(1)
Total liabilities from financing activities	15,480,731	$ 14,590,775
Net Cash Flow
Letters of credit	(2,101)
Bonds	(240,926)
Obligations with foreign banks	527,027
Obligations with the Central Bank of Chile	(14)
Other financial obligations	94,039
Dividends paid	(539,827)
Dividend payment and/or withdrawals of paid-in capital in respect of the subsidiaries corresponding to the non-controlling interest	(1)
Total liabilities from financing activities	(161,803)
Acquisition / (Disposals)
Letters of credit
Bonds
Obligations with foreign banks
Obligations with the Central Bank of Chile
Other financial obligations
Dividends paid
Dividend payment and/or withdrawals of paid-in capital in respect of the subsidiaries corresponding to the non-controlling interest
Total liabilities from financing activities
Foreign currency
Letters of credit
Bonds	(66,035)
Obligations with foreign banks	8,724
Obligations with the Central Bank of Chile
Other financial obligations
Dividends paid
Dividend payment and/or withdrawals of paid-in capital in respect of the subsidiaries corresponding to the non-controlling interest
Total liabilities from financing activities	(57,311)
UF Movement
Letters of credit	364
Bonds	1,108,645
Obligations with foreign banks
Obligations with the Central Bank of Chile	75
Other financial obligations	(14)
Dividends paid
Dividend payment and/or withdrawals of paid-in capital in respect of the subsidiaries corresponding to the non-controlling interest
Total liabilities from financing activities	$ 1,109,070